Shareholder Report, Line Graph (Details) 74300008300_Franklin Core Plus Bond Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 12,144	$ 11,400	$ 11,089	$ 11,056	$ 11,822	$ 10,501	$ 11,184	$ 10,734	$ 10,719	$ 10,000	$ 12,672
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,343	$ 10,500	$ 10,657	$ 10,703	$ 11,698	$ 11,730	$ 10,582	$ 10,051	$ 10,083	$ 10,000	$ 11,803